First Trust Nasdaq Lux Digital Health Solutions ETF (EKG)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Biotechnology — 12.8%
1,804	Exact Sciences Corp. (a)	$183,214
591	Natera, Inc. (a)	135,392
525	Twist Bioscience Corp. (a)	16,653
706	Veracyte, Inc. (a)	29,723
		364,982
	Health Care Equipment & Supplies — 47.4%
736	Align Technology, Inc. (a)	114,926
1,779	Alphatec Holdings, Inc. (a)	37,430
551	Beta Bionics, Inc. (a)	16,789
2,774	Dexcom, Inc. (a)	184,110
363	Establishment Labs Holdings, Inc. (a)	26,455
1,276	Globus Medical, Inc., Class A (a)	111,408
1,557	Hologic, Inc. (a)	115,981
257	Inspire Medical Systems, Inc. (a)	23,703
307	Insulet Corp. (a)	87,262
442	Intuitive Surgical, Inc. (a)	250,331
288	iRhythm Technologies, Inc. (a)	51,103
488	Masimo Corp. (a)	63,469
538	PROCEPT BioRobotics Corp. (a)	16,926
544	QuidelOrtho Corp. (a)	15,537
761	ResMed, Inc.	183,302
700	Tandem Diabetes Care, Inc. (a)	15,386
292	TransMedics Group, Inc. (a)	35,522
		1,349,640
	Health Care Providers & Services — 10.6%
1,447	Guardant Health, Inc. (a)	147,797
2,195	Hims & Hers Health, Inc. (a)	71,272
199	Hinge Health, Inc., Class A (a)	9,243
2,257	LifeStance Health Group, Inc. (a)	15,889
1,339	NeoGenomics, Inc. (a)	15,747
1,068	Privia Health Group, Inc. (a)	25,322
677	Progyny, Inc. (a)	17,385
		302,655
	Health Care Technology — 9.1%
1,394	Doximity, Inc., Class A (a)	61,726
587	Schrodinger, Inc. (a)	10,496
1,978	Teladoc Health, Inc. (a)	13,846
776	Veeva Systems, Inc., Class A (a)	173,226
		259,294
	Insurance — 1.2%
2,466	Oscar Health, Inc., Class A (a)	35,437
Shares	Description	Value

	Life Sciences Tools & Services — 18.6%
1,012	10X Genomics, Inc., Class A (a)	$16,506
1,789	Adaptive Biotechnologies Corp. (a)	29,053
1,045	Illumina, Inc. (a)	137,062
1,095	IQVIA Holdings, Inc. (a)	246,824
2,247	QIAGEN N.V.	101,048
		530,493
	Total Common Stocks	2,842,501
	(Cost $2,643,016)
MONEY MARKET FUNDS — 0.1%
1,862	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.64% (b)	1,862
	(Cost $1,862)

	Total Investments — 99.8%	2,844,363
	(Cost $2,644,878)
	Net Other Assets and Liabilities — 0.2%	5,272
	Net Assets — 100.0%	$2,849,635

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,842,501	$2,842,501	$—	$—
Money Market Funds	1,862	1,862	—	—
Total Investments	$2,844,363	$2,844,363	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Communications Equipment — 0.9%
18,416	Sercomm Corp. (TWD)	$46,655
	Electronic Equipment, Instruments & Components — 6.5%
1,160	Amphenol Corp., Class A	156,762
131,543	AUO Corp. (TWD)	51,285
12,936	Sunny Optical Technology Group Co., Ltd. (HKD)	108,954
		317,001
	Entertainment — 28.6%
5,232	Capcom Co., Ltd. (JPY)	121,949
3,830	DeNA Co., Ltd. (JPY)	62,057
732	Electronic Arts, Inc.	149,570
3,382	GungHo Online Entertainment, Inc. (JPY) (b)	54,344
4,436	Koei Tecmo Holdings Co., Ltd. (JPY)	53,963
2,962	Mixi, Inc. (JPY)	51,566
4,756	NetEase, Inc. (HKD)	131,142
1,190	Netflix, Inc. (b)	111,574
1,431	Netmarble Corp. (KRW) (b) (c) (d)	47,930
6,812	Nexon Co., Ltd. (JPY)	166,430
1,640	Nintendo Co., Ltd. (JPY)	110,928
1,158	ROBLOX Corp., Class A (b)	93,833
2,830	Square Enix Holdings Co., Ltd. (JPY)	51,662
570	Take-Two Interactive Software, Inc. (b)	145,937
5,435	Ubisoft Entertainment S.A. (EUR) (b)	41,146
		1,394,031
	Financial Services — 1.3%
58,370	Sony Financial Group, Inc. (JPY) (b)	61,858
	Health Care Technology — 1.0%
6,798	Teladoc Health, Inc. (b)	47,586
	Household Durables — 2.5%
4,770	Sony Group Corp. (JPY)	122,539
	Interactive Media & Services — 9.5%
4,876	Grindr, Inc. (b)	66,021
200	Meta Platforms, Inc., Class A	132,018
17,472	Snap, Inc., Class A (b)	140,999
1,600	Tencent Holdings Ltd. (HKD)	123,145
		462,183
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 28.8%
628	Advanced Micro Devices, Inc. (b)	$134,493
3,874	Intel Corp. (b)	142,951
2,224	Microchip Technology, Inc.	141,713
762	Micron Technology, Inc.	217,483
760	NVIDIA Corp.	141,740
7,738	Pixart Imaging, Inc. (TWD)	49,870
884	QUALCOMM, Inc.	151,208
5,134	STMicroelectronics N.V. (EUR)	135,602
488	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	148,298
818	Texas Instruments, Inc.	141,915
		1,405,273
	Software — 15.3%
422	Adobe, Inc. (b)	147,696
280	Microsoft Corp.	135,414
302	Synopsys, Inc. (b)	141,855
3,758	Unity Software, Inc. (b)	165,991
1,770	Zoom Communications, Inc. (b)	152,733
		743,689
	Technology Hardware, Storage & Peripherals — 5.4%
576	Apple, Inc.	156,591
21,316	Xiaomi Corp., Class B (HKD) (b) (c) (d)	107,639
		264,230
	Total Common Stocks	4,865,045
	(Cost $4,923,681)
MONEY MARKET FUNDS — 0.2%
7,759	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (e)	7,759
	(Cost $7,759)

	Total Investments — 100.0%	4,872,804
	(Cost $4,931,440)
	Net Other Assets and Liabilities — 0.0%	734
	Net Assets — 100.0%	$4,873,538

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

First Trust Indxx Metaverse ETF (ARVR)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	62.0%
Japan	17.6
Cayman Islands	9.7
Taiwan	6.1
Netherlands	2.8
South Korea	1.0
France	0.8
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	65.1%
JPY	17.6
HKD	9.7
EUR	3.6
TWD	3.0
KRW	1.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,865,045	$4,865,045	$—	$—
Money Market Funds	7,759	7,759	—	—
Total Investments	$4,872,804	$4,872,804	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Broadline Retail — 8.2%
11,623	Amazon.com, Inc. (b)	$2,682,821
	Communications Equipment — 1.8%
3,658	Arista Networks, Inc. (b)	479,308
6,269	Viavi Solutions, Inc. (b)	111,713
		591,021
	Electrical Equipment — 0.7%
1,389	Vertiv Holdings Co., Class A	225,032
	Interactive Media & Services — 13.5%
10,400	Alphabet, Inc., Class A	3,255,200
1,795	Meta Platforms, Inc., Class A	1,184,862
		4,440,062
	IT Services — 4.6%
592	CoreWeave, Inc., Class A (b)	42,393
293	MongoDB, Inc. (b)	122,969
1,232	Okta, Inc. (b)	106,531
4,378	Shopify, Inc., Class A (CAD) (b)	704,920
2,179	Snowflake, Inc. (b)	477,986
526	Wix.com Ltd. (b)	54,646
		1,509,445
	Semiconductors & Semiconductor Equipment — 41.0%
7,747	Advanced Micro Devices, Inc. (b)	1,659,098
947	Ambarella, Inc. (b)	67,085
170	ASM International N.V. (EUR)	103,408
1,234	ASML Holding N.V. (EUR)	1,336,210
971	Astera Labs, Inc. (b)	161,536
519	BE Semiconductor Industries N.V. (EUR)	81,578
7,540	Broadcom, Inc.	2,609,594
6,388	Marvell Technology, Inc.	542,852
5,189	MediaTek, Inc. (TWD)	236,160
4,149	Micron Technology, Inc.	1,184,166
172	Monolithic Power Systems, Inc.	155,894
13,600	NVIDIA Corp.	2,536,400
4,060	QUALCOMM, Inc.	694,463
1,698	SK hynix, Inc. (KRW)	767,344
27,680	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	1,365,478
		13,501,266
	Software — 29.5%
3,147	Adobe, Inc. (b)	1,101,419
608	Atlassian Corp., Class A (b)	98,581
2,480	Box, Inc., Class A (b)	74,177
Shares	Description	Value

	Software (Continued)
1,009	Cadence Design Systems, Inc. (b)	$315,393
896	CrowdStrike Holdings, Inc., Class A (b)	420,009
2,323	Datadog, Inc., Class A (b)	315,905
2,710	Dropbox, Inc., Class A (b)	75,338
1,610	Dynatrace, Inc. (b)	69,777
1,699	Gitlab, Inc., Class A (b)	63,763
1,011	Intuit, Inc.	669,707
4,932	Microsoft Corp.	2,385,214
4,459	Oracle Corp.	869,104
7,372	Palantir Technologies, Inc., Class A (b)	1,310,373
608	Qualys, Inc. (b)	80,803
4,443	SentinelOne, Inc., Class A (b)	66,645
6,992	ServiceNow, Inc. (b)	1,071,104
686	Synopsys, Inc. (b)	322,228
1,562	Trend Micro, Inc. (JPY)	64,837
6,181	UiPath, Inc., Class A (b)	101,307
1,763	Zoom Communications, Inc. (b)	152,129
365	Zscaler, Inc. (b)	82,096
		9,709,909
	Technology Hardware, Storage & Peripherals — 0.4%
740	NetApp, Inc.	79,247
1,902	Super Micro Computer, Inc. (b)	55,671
		134,918

	Total Investments — 99.7%	32,794,474
	(Cost $28,797,351)
	Net Other Assets and Liabilities — 0.3%	96,734
	Net Assets — 100.0%	$32,891,208

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar

First Trust Bloomberg Artificial Intelligence ETF (FAI)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$32,794,474	$32,794,474	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Nuclear Power ETF (RCTR)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Aerospace & Defense — 12.4%
11,909	Babcock International Group PLC (GBP)	$199,535
3,637	BWX Technologies, Inc.	628,619
936	Huntington Ingalls Industries, Inc.	318,306
43,138	Rolls-Royce Holdings PLC (GBP)	668,698
		1,815,158
	Commercial Services & Supplies — 0.3%
1,106	KEPCO Plant Service & Engineering Co., Ltd. (KRW) (b)	37,966
	Construction & Engineering — 3.0%
2,099	Aecon Group, Inc. (CAD)	47,836
1,684	AtkinsRealis Group, Inc. (CAD)	108,704
1,582	Fluor Corp. (b)	62,695
1,447	Hyundai Engineering & Construction Co., Ltd. (KRW)	70,414
712	KEPCO Engineering & Construction Co., Inc. (KRW) (b)	44,483
11,735	Worley Ltd. (AUD)	98,440
		432,572
	Electric Utilities — 29.9%
7,864	CEZ A/S (CZK)	495,389
1,888	Constellation Energy Corp.	666,974
5,498	Duke Energy Corp.	644,420
7,119	Entergy Corp.	658,009
10,303	Fortum Oyj (EUR)	220,125
22,300	Kansai Electric Power (The) Co., Inc. (JPY)	349,505
6,155	Korea Electric Power Corp. (KRW) (b)	201,670
10,900	Kyushu Electric Power Co., Inc. (JPY)	116,835
5,330	Oklo, Inc. (b)	382,481
7,183	Southern (The) Co.	626,358
		4,361,766
	Electrical Equipment — 14.4%
65,160	Dongfang Electric Corp., Ltd., Class H (HKD)	209,310
14,697	Doosan Enerbility Co., Ltd. (KRW) (b)	768,237
1,142	GE Vernova, Inc.	746,377
21,600	Harbin Electric Co., Ltd., Class H (HKD)	46,155
Shares	Description	Value

	Electrical Equipment (Continued)
5,803	NuScale Power Corp. (b)	$82,229
489,573	Shanghai Electric Group Co., Ltd., Class H (HKD) (b)	243,443
		2,095,751
	Independent Power and Renewable Electricity Producers — 10.6%
746,951	CGN Power Co., Ltd., Class H (HKD) (c) (d)	281,209
190,791	Huaneng Power International, Inc., Class H (HKD)	140,470
1,548	Talen Energy Corp. (b)	580,252
3,364	Vistra Corp.	542,714
		1,544,645
	Industrial Conglomerates — 5.0%
23,300	Hitachi Ltd. (JPY)	729,166
	Machinery — 6.1%
9,700	IHI Corp. (JPY)	170,574
27,100	Mitsubishi Heavy Industries Ltd. (JPY)	664,351
9,226	Silex Systems Ltd. (AUD) (b)	53,135
		888,060
	Metals & Mining — 5.1%
24,437	BHP Group Ltd. (AUD)	741,854
	Oil, Gas & Consumable Fuels — 13.2%
28,566	Boss Energy Ltd. (AUD) (b)	27,928
8,064	Cameco Corp. (CAD)	738,395
755	Centrus Energy Corp., Class A (b)	183,284
111,991	CGN Mining Co., Ltd. (HKD)	44,464
43,452	Denison Mines Corp. (CAD) (b)	115,235
9,326	Energy Fuels, Inc. (CAD) (b)	135,078
25,579	NexGen Energy Ltd. (CAD) (b)	235,374
19,226	Paladin Energy Ltd. (AUD) (b)	123,044
21,250	Uranium Energy Corp. (b)	248,200
10,280	Yellow Cake PLC (GBP) (b) (c) (d)	82,033
		1,933,035

	Total Investments — 100.0%	14,579,973
	(Cost $15,134,957)
	Net Other Assets and Liabilities — 0.0%	5,258
	Net Assets — 100.0%	$14,585,231

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

First Trust Bloomberg Nuclear Power ETF (RCTR)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CZK	– Czech Koruna
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	43.7%
Japan	13.9
Canada	9.5
South Korea	7.7
Australia	7.2
China	6.3
United Kingdom	5.9
Czech Republic	3.4
Finland	1.5
Jersey	0.6
Cayman Islands	0.3
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	43.7%
JPY	13.9
CAD	9.5
KRW	7.7
AUD	7.2
HKD	6.6
GBP	6.5
CZK	3.4
EUR	1.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$14,579,973	$14,579,973	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Critical Metals ETF (FMTL)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.2%
	Chemicals — 1.6%
1,162	Elkem ASA (NOK) (b) (c)	$3,514
44	Intrepid Potash, Inc. (d)	1,220
620	Sociedad Quimica y Minera de Chile S.A., ADR (d)	42,656
		47,390
	Metals & Mining — 83.4%
1,128	Alcoa Corp.	59,942
4,508	Anglo American PLC (GBP)	187,461
1,568	Anglogold Ashanti PLC	133,719
1,386	Antofagasta PLC (GBP)	61,260
3,430	Barrick Mining Corp.	149,376
7,122	BHP Group Ltd. (AUD)	216,208
1,226	Boliden AB (SEK) (d)	68,608
2,420	Capstone Copper Corp. (CAD) (d)	24,296
874	Centerra Gold, Inc. (CAD)	12,583
898	Cia de Minas Buenaventura S.A.A., ADR	24,991
38	Eramet S.A. (EUR)	2,575
518	Ferroglobe PLC	2,404
2,982	First Quantum Minerals Ltd. (CAD) (d)	79,952
4,652	Freeport-McMoRan, Inc.	236,275
42,269	Glencore PLC (GBP)	231,637
13,690	Grupo Mexico S.A.B. de C.V., Series B (MXN)	129,263
1,872	Iluka Resources Ltd. (AUD)	7,233
2,399	JX Advanced Metals Corp. (JPY)	30,018
598	KGHM Polska Miedz S.A. (PLN) (d)	46,774
2,984	Lundin Mining Corp. (CAD)	64,135
199	Mitsui Mining & Smelting Co., Ltd. (JPY)	22,404
1,328	Newmont Corp.	132,601
5,546	Norsk Hydro ASA (NOK)	43,026
1,002	OceanaGold Corp. (CAD)	28,398
3,098	Sibanye Stillwater Ltd., ADR (d)	44,146
19,740	South32 Ltd. (AUD)	46,898
328	Southern Copper Corp.	47,058
874	SSR Mining, Inc. (d)	19,158
999	Sumitomo Metal Mining Co., Ltd. (JPY)	40,543
2,054	Teck Resources Ltd., Class B	98,366
1,094	Wheaton Precious Metals Corp.	128,567
		2,419,875
	Oil, Gas & Consumable Fuels — 8.7%
1,896	Cameco Corp.	173,465
796	Encore Energy Corp. (d)	1,974
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
984	Energy Fuels, Inc. (d)	$14,308
1,134	NAC Kazatomprom JSC, GDR (c)	63,277
		253,024
	Trading Companies & Distributors — 4.5%
3,799	Sumitomo Corp. (JPY)	131,257

	Total Investments — 98.2%	2,851,546
	(Cost $2,410,735)
	Net Other Assets and Liabilities — 1.8%	52,045
	Net Assets — 100.0%	$2,903,591

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
JPY	– Japanese Yen
MXN	– Mexican Peso
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

First Trust Indxx Critical Metals ETF (FMTL)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Country Allocation†	% of Net Assets
Canada	27.4%
United States	16.4
United Kingdom	13.2
Australia	9.3
Jersey	8.0
Japan	7.7
Mexico	4.4
Sweden	2.4
Kazakhstan	2.2
Poland	1.6
Norway	1.6
South Africa	1.5
Chile	1.5
Peru	0.9
France	0.1
Total Investments	98.2
Net Other Assets and Liabilities	1.8
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	48.2%
GBP	16.9
AUD	9.5
JPY	7.9
CAD	7.3
MXN	4.5
SEK	2.4
PLN	1.6
NOK	1.6
EUR	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,851,546	$2,851,546	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund II
Additional Information
December 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Lux Digital Health Solutions ETF
Nasdaq® and Nasdaq Lux Health TechTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Indxx Metaverse ETF
First Trust Indxx Critical Metals ETF
Indxx, Indxx Metaverse Index and Indxx Global Critical Metals Index (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust Bloomberg Artificial Intelligence ETF
First Trust Bloomberg Nuclear Power ETF
“Bloomberg®”, Bloomberg Artificial Intelligence Index, and Bloomberg Nuclear Power Index licensed herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.